Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Feb. 29, 2024
Lease [Line Items]
Lease payment	$ 50
Forecast [Member]
Lease [Line Items]
Lease agreement		1 month	2 years